INITIAL PUBLIC OFFERING	3 Months Ended
Feb. 28, 2023
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one redeemable warrant. Only whole warrants are exercisable. Each whole warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.